Related party transactions (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Balances
The following are the related party balances as at December 31, 2016 and December 31, 2015:

(In millions of U.S. dollars)	December 31, 2016	December 31, 2015
Related party receivables:
Seadrill	10.7	4.7
Ship Finance International	0.5	—
Total related party receivables	11.2	4.7

Related party payables:
Seadrill	35.9	16.6
Ship Finance International	0.7	23.2
Total related party payables	36.6	39.8

Long term debt to related parties
US$600 Bond, Seadrill share 31.1%	186.6	186.6
NOK1,500 Senior Unsecured Bond, Seadrill share 5.5%	9.6	9.4
Non-current related party loan from Ship Finance	125.0	125.0
Total long term debt to related party	321.2	321.0